Debt (Long-term Debt Maturities) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2017
Debt Instrument [Line Items]
Unamortized Deferred Financing Costs, Consolidated		$ (6.3)
Current portion - long-term debt		4.6
Long-term Debt, Maturities, Repayments of Principal in Year Two		144.7
2018		4.7
2019		422.8
2020		0.2
Thereafter		16.8
Total Maturities		593.8
Debt Instrument, Unamortized Discount	$ (2.7)	(1.4)	$ (2.0)
Total long-term debt		586.1
Unamortized Deferred Financing Costs			(9.8)
Current portion - long-term debt	139.6	4.6	4.6
Long-term Debt, Excluding Current Maturities	434.6	581.5	642.0
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		436.1	440.6
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	140.0	140.0	200.0
Four Point Two Zero Percentage Of U S Government Note Maturing In February Two Thousand Sixty One [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 17.6	17.7	17.8
Generation [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operations, Long-Term Debt				$ 0.3
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 586.1	$ 646.6